Cash and Cash Equivalents	9 Months Ended
Sep. 30, 2020
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS

6. CASH AND CASH EQUIVALENTS

Cash and cash equivalents are represented by operating accounts or money market accounts maintained with insured financial institutions, including all short-term, highly-liquid investments with maturities of three months or less when purchased to be cash equivalents. The Company had no cash equivalents as of September 30, 2020 and December 31, 2019.

Cash and cash equivalents consisted of the following as of September 30, 2020 and December 31, 2019:

(Amounts in US$'s)	September 30, 2020	December 31, 2019
Cash and cash equivalents	$505,053	$812,452
Total cash and cash equivalents in the Statement of Cash Flows	$505,053	$812,452